PARENT ONLY FINANCIAL INFORMATION - Condensed Balance Sheets (Parenthetical) (Details) ¥ in Thousands	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) shares
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00005		$ 0.00005
Ordinary shares, shares authorized		2,002,000,000		2,002,000,000
Redeemable preferred shares
Redeemable preferred shares
Preferred stock, par value (in dollars per share) | $ / shares	0.00005		0.00005
Preferred stock, authorized shares (in shares)		150,000		150,000
Preferred stock, issued shares (in shares)		150,000		150,000
Preferred stock, shares outstanding		150,000		150,000
Redemption value | ¥		¥ 1,047,012		¥ 958,480
Liquidation preference | ¥		¥ 1,047,012		¥ 1,269,027
Class A
Ordinary shares
Ordinary shares, shares issued		1,456,842,655		1,427,590,059
Ordinary shares, shares outstanding		1,456,842,655		1,427,590,059
Class B
Ordinary shares
Ordinary shares, shares issued		67,590,336		67,590,336
Ordinary shares, shares outstanding		67,590,336		67,590,336
Parent Company | Reportable Legal Entities
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	0.00005		0.00005
Ordinary shares, shares authorized		2,002,000,000		2,002,000,000
Parent Company | Reportable Legal Entities | Redeemable preferred shares
Redeemable preferred shares
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.00005		$ 0.00005
Preferred stock, authorized shares (in shares)		150,000		150,000
Preferred stock, issued shares (in shares)		150,000		150,000
Preferred stock, shares outstanding		150,000		150,000
Redemption value | ¥		¥ 1,047,012		¥ 958,480
Liquidation preference | ¥		¥ 1,047,012		¥ 1,269,027
Parent Company | Reportable Legal Entities | Class A
Ordinary shares
Ordinary shares, shares issued		1,456,842,655		1,427,590,059
Ordinary shares, shares outstanding		1,456,842,655		1,427,590,059
Parent Company | Reportable Legal Entities | Class B
Ordinary shares
Ordinary shares, shares issued		67,590,336		67,590,336
Ordinary shares, shares outstanding		67,590,336		67,590,336